================================================================================
[graphic]                       INVESTOR CLASS SHARES
--------------------------------------------------------------------------------
   ACCESSOR(R) FUNDS, INC. PROSPECTUS                         April 30, 2001
                                                      Revised February 20, 2002

--------------------------------------------------------------------------------

                                 U.S. GOVERNMENT
                                   MONEY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

                                [LOGO] ACCESSOR
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
================================================================================
                                 TABLE OF CONTENTS
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THE FUND
     Fund Summary.............................................................4
     Performance..............................................................4
     Expenses.................................................................5
     Objective and Strategies.................................................6
     Securities and Risks.....................................................6
     Management, Organization and Capital Structure...........................7

SHAREHOLDER INFORMATION

     Purchasing Fund Shares...................................................8
     Exchanging Fund Shares..................................................10
     Redeeming Fund Shares...................................................11
     Dividends and Distributions.............................................12
     Valuation of Securities.................................................13
     Taxation................................................................13
     Distribution & Service Arrangements and Administrative
     Services Arrangements ..................................................13
     Financial Highlights....................................................14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]                 U.S. GOVERNMENT MONEY FUND
                                    SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

PRINCIPAL STRATEGIES Accessor Capital directly invests the assets of the Fund. Accessor Capital uses quantitative analysis to maximize the Fund's yield. The Fund follows industry standard requirements concerning the quality, maturity and diversification of its investments. The Fund seeks to maintain an average maturity of 90 days or less, while maintaining liquidity and maximizing current yield.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

INTEREST RATE RISK. The Fund's yield will vary and is expected to react to changes in short-term interest rates.

INFLATION RISK. Over time, the real value of the Fund's yield may be eroded by inflation.

STABLE NET ASSET VALUE. Although the U.S. Government Money Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
================================================================================
                                   PERFORMANCE
--------------------------------------------------------------------------------

The following tables illustrate changes (and, therefore, the risk elements) in the performance of Fund shares from year to year and compare the performance of Fund shares to the performance of a market index over time. The bar charts and tables show the total returns of the Fund's Investor Class Shares since their respective inception dates in 1998 and the total returns of the Fund's Advisor Class Shares for periods prior to the inception date of its Investor Class.
Performance information for Advisor Class Shares does not reflect certain expenses of Investor Class Shares, which, if reflected, would result in lower performance for those periods prior to the inception of the Investor Class Shares of each Fund. As with all mutual funds, how the Funds have performed in the past is not an indication of how they will perform in the future.

--------------------------------------------------------------------------------
                    U.S. GOVERNMENT MONEY FUND ANNUAL RETURNS
--------------------------------------------------------------------------------

[Bar Chart]

As of 12/31 each year

[Data Points]
1993     2.81%                              --------------
1994     3.70                                Best Quarter
1995     5.33                                   1.41%
1996     4.78                                3rd Qtr 2000
1997     5.07                               --------------
1998     4.80                                Worst Quarter
1999     4.20                                   0.66%
2000     5.47                                2nd Qtr 1993
                                            --------------

AVERAGE ANNUAL
TOTAL RETURN                          1 Yr   5 Yrs   Since Incept  Measured From
As of 12/31/00                       -------------------------------------------
     Fund                            5.47%   4.86%       4.41%      (4/9/92)
     Salomon Brothers U.S. 3 Month   5.96%   5.25%       4.80%      (5/1/92)
      T-Bill Index (1)

--------------------------------------------------------------------------------
* The inception date of the Fund's Investor Class is July 29, 1998. Performance information shown prior to July 29, 1998 is for the Fund's Advisor Class Shares, and does not reflect certain expenses of the Investor Class Shares, which, if reflected, would lower the performance shown.
(1) The Salomon Brothers U.S. 3 Month T-bill Index is designed to measure the return of the 3 month Treasury bills.
The U.S. Government Money Fund's 7-day effective yield on 12/29/2000 was 5.72%. For the Fund's current yield, call toll-free (800) 759-3504.
--------------------------------------------------------------------------------

================================================================================
                                    EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold Investor Class Shares of the U.S. Government Money Fund. Except where noted, the tables reflect historical fees and expenses of the Fund.

================================================================================
                                                           U.S. GOVERNMENT
                                                             MONEY FUND
--------------------------------------------------------------------------------

SHAREHOLDER FEES(1),(2)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum  Sales  Charge Imposed
on Purchases (as a percentage of offering price)                  None
Maximum Sales Charge Imposed
on Reinvested Dividends                                          None
Maximum Deferred Sales Charge                                    None
Redemption  Fee(3)                                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees(4)                                               0.25%
Distribution and Service (12b-1) Fee                             0.25
 Other Expenses                                                  0.20
 Administrative Services Fees(5)                                 0.25
Total Other Expenses                                             0.45
                                                                 ----
Total Annual Fund Operating Expenses                             0.95
                                                                 ====
--------------------------------------------------------------------------------
(1) Shares of the Fund are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables.
(2) An annual maintenance fee of $25.00 may be charged by Accessor Capital, as the Transfer Agent, to each IRA with an aggregate balance of less than
$10,000 on December 31 of each year.
(3) The Transfer Agent may charge a processing fee of $10.00 for each check redemption request.
(4) Management fees consist of the management fee paid to Accessor Capital and the fees paid to the Money Managers of the Funds. Accessor Capital receives only the management fee and not a Money Manager fee for the U.S. Government Money Fund that it manages directly.
(5) Pursuant to an Administrative Services Plan. Accessor Funds may pay financial intermediaries who have entered into arrangements with Accessor FUnds up to 0.25% of the average daily net assets of their clients who may from time to time beneficially own Investor Class Shares of the Funds.
--------------------------------------------------------------------------------
EXPENSE EXAMPLE
---------------

The Example shows what an investor in Investor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

================================================================================
                               One Year   Three Years   Five Years   10 Years
--------------------------------------------------------------------------------
U.S. Government Money           $97.00     $303.00        $525.00    $1,166.00
================================================================================

================================================================================
                            OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES The Fund follows industry guidelines concerning the quality and maturity of its investments. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days. The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of the Fund's total assets in fixed-income securities.

The U.S. Government Money Fund seeks to maintain a stable share par value of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Fund.

OTHER INVESTMENT STRATEGIES The Fund may enter into repurchase agreements collateralized by U.S. Government or agency securities.

================================================================================
                              SECURITIES AND RISKS
--------------------------------------------------------------------------------
Many factors affect the Fund's performance. The Fund's yield changes daily based on changes in financial markets, interest rates and in response to other economic, political or financial developments. The Fund's reaction to these developments will be affected by the financial condition and economic sector of an issuer, and the Fund's level of investment in the securities of that issuer.

The Fund's investment objective stated above is fundamental and may not be changed without shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL SECURITY TYPES
------------------------

[graphic] U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

[graphic] MONEY MARKET SECURITIES are high-quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity.

--------------------------------------------------------------------------------
OTHER SECURITY TYPES
--------------------
[graphic] REPURCHASE AGREEMENTS are an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.
--------------------------------------------------------------------------------

================================================================================
                              SECURITIES AND RISKS
--------------------------------------------------------------------------------
PRINCIPAL RISKS
---------------

[GRAPHIC] INTEREST RATE RISK. When interest rates fall, the U.S. Government Money Fund's yield will generally fall as well. When interest rates fall the yield of the U.S. Government Money Fund will generally fall as well but, unlike other fixed-income securities, in the U.S. Government Money Fund there will be no corresponding increase in price. When rates go up, if the movement is very sharp, the principal value of the share may fall below $1.00.

[Graphic] INFLATION RISK. The real value of the U.S. Government Money Fund's yield may be eroded by inflation over time. The Fund may under perform the bond and equity markets over time.

[Graphic] STABLE NET ASSET VALUE. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

--------------------------------------------------------------------------------
OTHER RISKS
-----------

[GRAPHIC] CREDIT RISK. Credit risk is the possibility that the issuer will fail to make timely payments of interest or principal. The U.S. Government Money Fund invests in U.S. Government and agency securities and repurchase agreements collateralized by such securities. The risk of a credit rating downgrade or default of U.S. Government securities is considered remote. Agencies are not backed by the full faith and credit of the U.S. Government but are considered just below U.S. Government securities in credit worthiness. Repurchase agreements are corporate debt, but are generally 102% collateralized by U.S. Government and/or agency paper.

[Graphic] REPURCHASE AGREEMENTS. Repurchase agreements carry certain risks associated with direct investments in securities including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt or otherwise fails to deliver the securities.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------

MANAGER AND ADMINISTRATOR  Accessor  Capital  Management LP, 1420 Fifth  Avenue,
                           Suite 3600, Seattle, WA 98101,

The Fund is one of 15 portfolios of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. Accessor Capital develops the investment programs for the Funds, selects the Money Managers, if applicable, for the other Funds, and monitors the performance of the Money Managers. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. Ravindra A. Deo, Vice President and Chief Investment Officer of Accessor Capital, is primarily responsible for the day-to-day management of the Fund.

Accessor Capital directly invests the assets of the U.S. Government Money Fund and receives no additional fee beyond its management fee for this service. The Fund pays Accessor Capital an annual management fee of 0.25% as a percentage of the Fund's average daily net assets for providing management and administration services. In addition Accessor Capital provides transfer agent, registrar, dividend disbursing agent and certain other services to the Fund. For providing these services, Accessor Capital receives (i) a fee equal to 0.13% of the average daily net assets of the Fund and (ii) a transaction fee of $0.50 per transaction. The Fund paid 0.25% of the average net assets of the Fund to Accessor Capital for management fees in fiscal year 2000.
--------------------------------------------------------------------------------

================================================================================
                             PURCHASING FUND SHARES
--------------------------------------------------------------------------------
WHERE TO PURCHASE
-----------------

[GRAPHIC] FINANCIAL INTERMEDIARIES. Investor Class shares are usually purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets, who may receive a payment from Accessor Funds for distribution and services and/or administrative services. In certain cases, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Investor Class shares, such as investment minimums, redemption fees and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

[GRAPHIC] DIRECT. Investors may purchase Investor Class shares directly from Accessor Funds for no sales charge or commission.
--------------------------------------------------------------------------------
HOW TO PURCHASE
---------------

Purchase orders are accepted on each business day that the New York Stock Exchange is open and must be received in proper form prior to the close of the New York Stock Exchange, normally 4:00 p.m. Eastern time. If Accessor Capital receives a purchase order for shares of U.S. Government Money Fund on any business day, marked "Same Day Settlement", and the invested monies are wired before 3:00 p.m. Eastern time, the investor will be entitled to receive that day's dividend. Otherwise, Accessor Capital must receive payment for shares by 12:00 p.m. Eastern time on the business day following the purchase request. All purchases must be made in U.S. dollars. Purchases may be made any of the following ways:

[Graphic] BY CHECK. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of the Fund noted on the check to:

                  Accessor Funds, Inc.
                  Attn: Shareholder Services
                  P. 0. Box 1748
                  Seattle, WA 98111-1748

If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the transfer agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

[Graphic] BY FEDERAL FUNDS WIRE. Wire instructions are described on the account application.

[Graphic] BY TELEPHONE. Shareholders with aggregate account balances of at least $1 million may purchase Investor Class shares by telephone at (800)759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

[Graphic] BY PURCHASES IN KIND. Under some circumstances, the Funds may accept securities as payment for Investor Class shares. Such securities would be valued the same way the Funds' securities are valued (see "Valuation of Securities"). Please see "Additional Purchase and Redemption Information" in the Statement of Additional Information for further information.
================================================================================
Investor Class shares may not be purchased on days when the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
================================================================================

================================================================================
                             PURCHASING FUND SHARES
--------------------------------------------------------------------------------
IRAS/ROTH  IRAS
---------------
Investors may purchase Investor Class shares through an Individual or Roth Retirement Custodial Account Plan. An IRA or Roth IRA account with an aggregate balance of less than $10,000 across all Funds on December 31 of any year will be assessed a $25.00 fee. Copies of an IRA or Roth IRA Plan may be obtained from Accessor Capital by calling (800) 759-3504.

================================================================================
                             INVESTMENT MINIMUMS
--------------------------------------------------------------------------------
             REGULAR ACCOUNTS                  RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------
Initial Investment                     Initial Investment
--------------------------------------------------------------------------------
One Fund only:    $5,000               Traditional IRA/  $2,000 aggregated
Multiple Funds:   $10,000 aggregated   Roth IRA:         among the Funds
                  among the Funds

Additional Investment(s)               Additional Investment(s)
--------------------------------------------------------------------------------
One Fund only:    $1,000               Traditional IRA/  $2,000 aggregated
Multiple Funds:   $2,000 aggregated    Roth IRA:         among the Funds
                  among the Funds
--------------------------------------------------------------------------------
ACCESSOR FUNDS MAY ACCEPT SMALLER PURCHASE AMOUNTS OR REJECT ANY PURCHASE ORDER IT BELIEVES MAY DISRUPT THE MANAGEMENT OF THE FUNDS
================================================================================
SHARE PRICING
-------------

Investors purchase Investor Class Shares of the Fund at its net asset value per share ("NAV"). The NAV is calculated by adding the value of Fund assets attributable to Investor Class Shares, subtracting Fund liabilities attributable to the class, and dividing by the number of outstanding Investor Class Shares. The NAV is calculated each day that the New York Stock Exchange ("NYSE") is open for business. The Fund generally calculates its NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. Shares are purchased at the NAV that is next calculated after purchase requests are received by the Fund.
--------------------------------------------------------------------------------
MARKET TIMING
-------------
Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. A Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Fund per calendar year. Moreover, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in Accessor Capital's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Accessor Capital may consider an investor's trading history in the Fund or other Accessor Funds, and accounts under common ownership or control.

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------
For additional information about purchasing shares of the Accessor Funds, please contact us at (800) 759-3504.
================================================================================

================================================================================
                             EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

As a shareholder, you have the privilege of exchanging shares of the Fund for shares of other Accessor Funds. Investor Class Shares may be exchanged for shares of any other Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Fund. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Shares will be exchanged at the next NAV calculated after Accessor Capital receives the exchange request in proper form. The Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Fund per calendar year. Shareholders should read the prospectus of any other Fund into which they are considering exchanging.

--------------------------------------------------------------------------------
EXCHANGES THROUGH ACCESSOR FUNDS
--------------------------------

Accessor Funds does not currently charge fees on exchanges directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made any of the following ways:

[GRAPHIC] BY MAIL. Share exchange instructions may be mailed to:

                  Accessor Funds, Inc.
                  Attn: Shareholder Services
                  P. O. Box 1748
                  Seattle, WA 98111-1748

[GRAPHIC] BY FAX. Instructions may be faxed to Accessor Funds at (206) 224-4274.

AN EXCHANGE OF SHARES FROM A FUND INVOLVES A REDEMPTION OF THOSE SHARES AND WILL BE TREATED AS A SALE FOR TAX PURPOSES.
--------------------------------------------------------------------------------
EXCHANGES THROUGH FINANCIAL INTERMEDIARIES
------------------------------------------
You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.
================================================================================

================================================================================
                              REDEEMING FUND SHARES
--------------------------------------------------------------------------------

Investors may request to redeem Investor Class Shares on any day that the NYSE is open for business. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. If Accessor Capital receives a redemption request in good order from a shareholder of the U.S. Government Money Fund by 3:00 p.m. Eastern time, marked "Same Day Settlement", the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV calculated after Accessor Capital receives the redemption request in proper form. Payment will ordinarily be made within seven days of the request by wire-transfer to a shareholder's domestic commercial bank account. Shares may be redeemed from Accessor Funds any of the following ways:

[GRAPHIC] BY MAIL.  Redemption requests may be mailed to:
                  Accessor Funds, Inc.
                  Attn: Shareholder Services
                  P. 0. Box 1748
                  Seattle, WA 98111-1748

[GRAPHIC] BY FAX. Redemption requests may be faxed to Accessor Funds at (206) 224-4274.

[GRAPHIC] BY TELEPHONE. Shareholders with aggregate account balances of at least $1 million may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

Shareholders may request that payment be made by check to the shareholders of record at the address of record. Such requests must be in writing and signed by all shareholders of record. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. The Transfer Agent may charge a $10.00 processing fee for each redemption check. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Fund. The Fund reserves the right to delay delivery of your redemption proceeds -- up to seven days -- if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of a Fund's shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

[GRAPHIC] SYSTEMATIC WITHDRAWAL PLAN. Shareholders may request an automatic, monthly, quarterly or annual redemption of shares under the Systematic Withdrawal Plan (minimum monthly amount is $500). Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

[GRAPHIC] LOW ACCOUNT BALANCES. Accessor Funds may redeem any account with a balance of less than $500 per Fund or less than $2,000 in aggregate across the Funds if the shareholder is not part of an Automatic Investment Plan. Shareholders will be notified in writing when they have a low balance and will have 60 days purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.

================================================================================
Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared.
================================================================================

================================================================================
                              REDEEMING FUND SHARES
--------------------------------------------------------------------------------

In the event of an emergency as determined by the SEC, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of a Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES
--------------------

A signature guarantee is designed to protect the shareholders and the Funds against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The transfer agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee, and will not be accepted by the Fund. Accessor Capital at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

[graphic] Transfer of ownership to another individual or organization. [graphic] Requests that redemption proceeds be sent to a different name or address than is registered on the account.
[graphic] Requests that fed-wire instructions be changed.
[graphic] Requests for name changes.
[graphic] Adding or removing a shareholder on an account.
[graphic] Establishing or changing certain services after the account is open.


================================================================================
                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

[GRAPHIC] DIVIDENDS. The Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The U.S. Government Money Fund normally declares dividends daily and pays dividend distributions monthly.

[Graphic] OTHER DISTRIBUTIONS. The Fund intends to distribute substantially all of its net realized long-and short-term capital gains to shareholders as capital gain distributions. The Fund normally pays capital gain distributions annually in December, although the Fund may occasionally be required to make supplemental distributions during the year.

[GRAPHIC] AUTOMATIC REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. All dividends and other distributions on Investor Class Shares of the Fund will be automatically reinvested in additional Investor Class Shares of the Fund unless a shareholder elects to receive them in cash. Shareholders that elect to receive their dividends in cash and request checks will be charged $10.00.
================================================================================

================================================================================
                             VALUATION OF SECURITIES
--------------------------------------------------------------------------------
The Fund generally values its securities using amortized cost, and securities for which market quotations are not readily available are valued at fair value. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value.

================================================================================
                                    TAXATION
--------------------------------------------------------------------------------

The Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from the Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. Generally, dividends and distributions of net short-term capital gains and gains from certain foreign currency transactions are taxable as ordinary income, while distributions of other gains are taxable as long-term capital gains (generally, at the rate of 20% for non-corporate shareholders). The rate of tax to a shareholder on distributions from a Fund of capital gains ordinarily depends on the length of time the Fund held the securities that generated the gain, not the length of time the shareholder owned his or her shares.

Certain dividends and other distributions declared by the Fund in October, November, or December of any year are taxable to shareholders as though received on December 31 of that year if paid to them during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A redemption of the Fund's shares or an exchange of the Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Fund during the preceding year. The Fund is required to withhold and remit to the U.S. Treasury 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who have not provided the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gains distributions payable to those shareholders who are otherwise subject to backup withholding.

THE FOREGOING IS ONLY A BRIEF SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THE FUND. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A FURTHER DISCUSSION. SHAREHOLDERS SHOULD CONSULT A TAX ADVISER FOR FURTHER
INFORMATION REGARDING THE FEDERAL, STATE, AND LOCAL TAX CONSEQUENCES OF AN INVESTMENT IN INVESTOR CLASS SHARES.

================================================================================
  DISTRIBUTION & SERVICE ARRANGEMENTS AND ADMINISTRATIVE SERVICES ARRANGEMENTS
--------------------------------------------------------------------------------

Accessor Funds has adopted a Distribution and Service Plan that allows the Investor Class Shares of the Funds to pay distribution fees and/or service fees to financial intermediaries for sales and distribution-related activities and/or providing non-distribution related shareholder services. The fees under the Distribution and Service Plan will not exceed 0.25% in the aggregate annually.

Accessor Funds has also adopted an Administrative Services Plan to allow the Investor Class Shares of the Funds to pay financial intermediaries for non-distribution related administrative services provided to shareholders. The administrative services fee will not exceed 0.25% annually.

Because 12b-1 fees and administrative service fees are paid out of the Fund's assets on and on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
================================================================================

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND
--------------------------
The financial highlights table is intended to help you understand the Fund's financial performance since the inception of this class of shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

---------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                  INVESTOR CLASS SHARES
THROUGHOUT THE PERIOD                             2000           1999           1998(1)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     1.00     $     1.00     $     1.00

 NET INVESTMENT INCOME(2)                          0.05           0.04           0.02
 DISTRIBUTIONS FROM NET INVESTMENT
   INCOME                                         (0.05)         (0.04)         (0.02)

NET ASSET VALUE, END OF PERIOD               $     1.00     $     1.00     $     1.00
                                             ------------------------------------------
TOTAL RETURN(3)                                    5.47%          4.20%          1.83%
=======================================================================================
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    7,746     $    8,034     $    5,071

 RATIO OF EXPENSES TO AVERAGE NET ASSETS:          0.95%          0.98%          1.03%*
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                               5.35%          4.16%          4.40%*

(1)Class commenced operations on July 29, 1998
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
*Annualized
================================================================================

[Back Cover]


SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund's recent performance, including:

[graphic]  Management's  discussion  about recent  market  conditions,  economic trends and Fund strategies that affected their performance over the recent period
[graphic]  Fund performance data and financial statements
[graphic]  Fund holdings.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI contains more detailed information about Accessor Funds and each Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For  shareholder  inquiries or for free copies of Accessor Funds' Annual Report,
Semi-Annual   Report,   SAI,  and  other  information   contact  your  financial
intermediary or:

Accessor  Capital  Management  LP
1420  Fifth  Avenue,  Suite 3600
Seattle,  Washington 98101
800-759-3504
206-224-7420
web site:  www.accessor.com

Securities and Exchange  Commission
Washington,  DC 20549-0102
Public Reference Section (202) 942-8090 (for inquiries regarding hours of operation only)
e-mail: publicinfo@sec.gov
web site: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC's website at www.sec.gov.

Accessor(R) is a registered trademark of Accessor Capital Management LP.

SEC file number: 811-06337.